Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Abstract]
Profit before taxation	£ 2,616	£ 2,354	£ 2,907
Expected taxation expense at UK rate of 19% (2016/17: 20%, 2015/16: 20%)	(497)	(471)	(581)
(Higher) lower taxes on non-UK profits	(8)	(29)	4
Net permanent differences between tax and accounting	(100)	(183)	(12)
Adjustments in respect of earlier years	3	59	90
Prior year non-UK losses used against current year profits	16	120	9
Non-UK losses not recognised	(9)	(8)	(34)
Other deferred tax assets not recognised			6
Lower taxes on profit on disposal of business		3
Re-measurement of deferred tax balances	11	63	96
Other non-recurring items			(19)
Total taxation expense	(584)	(446)	(441)
Exclude specific items (note 8)	(87)	(217)	(166)
Total taxation expense before specific items	£ (671)	£ (663)	£ (607)